Restructuring and Other Items - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 8,159	$ 8,796
Restructuring and other items	2,432		$ 2,116
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,159
Onerous Lease | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,969
Workforce reduction | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 6,190
Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Restructuring charges		8,796
Manchester, United Kingdom facility closure | Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring charges		5,629
Manchester, United Kingdom facility closure | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 3,167